Earnings Per Share	6 Months Ended
Jul. 31, 2022
Earnings Per Share
Earnings Per Share [Text Block]

Note 16 - Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share (“EPS”) (number of shares in thousands):

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2022	2021	2022	2021

Net income for purposes of calculating basic and diluted earnings per share	22,902	23,176	46,017	41,597

Weighted average shares outstanding	84,783	84,566	84,774	84,534
Dilutive effect of employee stock options	401	421	433	417
Dilutive effect of restricted and performance share units	1,154	1,141	1,137	1,115
Weighted average common and common equivalent shares outstanding	86,338	86,128	86,344	86,066
Earnings per share
Basic	0.27	0.27	0.54	0.49
Diluted	0.27	0.27	0.53	0.48

For the three month periods ended July 31, 2022 and July 31, 2021, 501,494 and 248,505 options, respectively, were excluded from the calculation of diluted EPS as those options had an exercise price greater than or equal to the average market value of our common shares during the applicable periods and their inclusion would have been anti-dilutive. For the three month periods ended July 31, 2022 and July 31, 2021, the application of the treasury stock method excluded 135,776 and 91,081 stock options, respectively, from the calculation of diluted EPS as the assumed proceeds from the unrecognized stock-based compensation expense of such options that are attributed to future service periods made such options anti-dilutive.

For the six month periods ended July 31, 2022 and July 31, 2021, 6,960 and 248,505 options, respectively, were excluded from the calculation of diluted EPS as those options had an exercise price greater than or equal to the average market value of our common shares during the applicable periods and their inclusion would have been anti-dilutive. For the six month periods ended July 31, 2022 and July 31, 2021, the application of the treasury stock method excluded 630,310 and 91,081 stock options, respectively, from the calculation of diluted EPS as the assumed proceeds from the unrecognized stock-based compensation expense of such stock options that are attributed to future service periods made such stock options anti-dilutive.

For the three month periods ended July 31, 2022 and July 31, 2021, the application of the treasury stock method excluded PSUs and RSUs of 97,991 and 77,441, respectively, from the calculation of diluted EPS as the unrecognized stock-based compensation expense of such PSUs and RSUs that are attributed to future service periods made such PSUs and RSUs anti-dilutive.

For the six month periods ended July 31, 2022 and July 31, 2021, the application of the treasury stock method excluded PSUs and RSUs of nil and 77,441, respectively, from the calculation of diluted EPS as the unrecognized stock-based compensation expense of such PSUs and RSUs that are attributed to future service periods made such PSUs and RSUs anti-dilutive.